Annual Fund Operating Expenses - Class A C I R R6 T and W Shares - Voya SmallCap Opportunities Fund	Sep. 30, 2021	[1]
Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.60%
Waivers and Reimbursements	(0.27%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.33%
Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	1.00%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	2.35%
Waivers and Reimbursements	(0.27%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	2.08%
Class I
Operating Expenses:
Management Fees	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.27%
Waivers and Reimbursements	(0.29%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.98%
Class R
Operating Expenses:
Management Fees	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.85%
Waivers and Reimbursements	(0.27%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.58%
Class R6
Operating Expenses:
Management Fees	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.10%
Waivers and Reimbursements	(0.22%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.88%
Class T
Operating Expenses:
Management Fees	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.60%
Waivers and Reimbursements	(0.27%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.33%
Class W
Operating Expenses:
Management Fees	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.35%
Waivers and Reimbursements	(0.27%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.08%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 1.15%, 1.75%, 1.05%, 1.50% and 1.25% for Class A, Class C, Class I, Class R, Class R6, Class T and Class W shares, respectively, through October 1, 2022. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the Adviser is further obligated to limit expenses to 1.33%, 2.08%, 0.98%, 1.58%, 0.88%, 1.33%. and 1.08% for Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares, respectively, through October 1, 2022. These limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.